Affiliated companies and other equity-method investees - Additional information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Aug. 21, 2019	Mar. 31, 2020	Jul. 28, 2017
NRI [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares sold	101,889,300
Number of shares sold value	¥ 159,966
Gain loss on litigation settlement		¥ 73,293
JAFCO [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares sold by parent company			8,488,200
NRI [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage		28.80%
Equity method goodwill, remaining carrying value		¥ 61,310
NREH [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage		35.90%
Equity method goodwill, remaining carrying value		¥ 11,012